Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 10,950,927	$ 10,574,292
Prepaid expenses and other current assets	554,321	54,537
Australia research and development incentives receivable	302,789	43,666
Total current assets	11,808,037	10,672,495
Deferred offering costs	211,203	651,582
Other assets	2,800	3,122
Total assets	12,022,040	11,327,199
Current liabilities:
Accounts payable	1,165,505	960,401
Accrued expenses	2,103,401	1,185,595
Total current liabilities	3,268,906	2,145,996
Long term liabilities:
Warrant liability	245,341
Total liabilities	3,514,247	2,145,996
Commitments and contingencies (Note 5)
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 30,000,000 and 70,000,000 shares authorized at December 31, 2022 and December 31, 2021 respectively, 0 shares issued and outstanding
Common stock, $0.0001 par value, 70,000,000 and 30,000,000 shares authorized at December 31, 2022 and December 31, 2021 respectively, 10,955,904 and 7,584,980 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	1,096	758
Additional paid-in capital	52,729,942	37,618,438
Accumulated deficit	(44,207,272)	(28,437,993)
Accumulated other comprehensive loss	(15,973)
Total stockholders' equity	8,507,793	9,181,203
Total liabilities and stockholders' equity	$ 12,022,040	$ 11,327,199